Financial Risk Management Activities - Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Assets	$ 6,863	$ 6,643	$ 7,219
Equity securities - FVTPL
Disclosure of fair value measurement of assets [line items]
Assets	21	19
Equity securities - FVTPL | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	21	19
Equity securities - FVTPL | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Equity securities - FVTPL | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Equity securities - FVTOCI
Disclosure of fair value measurement of assets [line items]
Assets	82	69
Equity securities - FVTOCI | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	82	69
Equity securities - FVTOCI | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Equity securities - FVTOCI | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	$ 0	$ 0
Equity securities - available-for-sale
Disclosure of fair value measurement of assets [line items]
Assets			80
Equity securities - available-for-sale | Level 1
Disclosure of fair value measurement of assets [line items]
Assets			80
Equity securities - available-for-sale | Level 2
Disclosure of fair value measurement of assets [line items]
Assets			0
Equity securities - available-for-sale | Level 3
Disclosure of fair value measurement of assets [line items]
Assets			$ 0